Related Parties - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 Co-founder employee	Dec. 31, 2020 EUR (€)
Biotech Avenir SAS
Disclosure of transactions between related parties [line items]
Number of co-founders hold share capital of related party | Co-founder	4
Number of employees hold share capital of related party | employee	12
Biotech Avenir SAS | Genfit
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate (as a percent)	3.79%
The NASH Epidemiology Institute TM
Disclosure of transactions between related parties [line items]
Endowment fund balance		€ 17
Associates [member] | PCAS Group
Disclosure of transactions between related parties [line items]
Technology transfers cost		€ 255